TAXES ON INCOME - (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%	23.00%
Undistributed earnings of foreign subsidiaries					$ 591.2
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries					95.9
Uncertain tax positions interest expense		$ 2.4	$ 12.6	$ 15.9
Uncertain tax positions accrued interest			72.6		75.0
Unrecognized tax benefit			$ 17.0		18.3
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	15.00%	15.00%
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	20.00%	20.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward					30.5
Operating loss carry forward expiration years	2025	2025
U S State
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward					29.2
Operating loss carry forward expiration years	2025	2025
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward					27.7
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2024	2024
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2042	2042
Tax Year 2016 Through 2019 [Member] | Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Aggregate amount of taxes Payable	₪ 517				$ 141.0
payment related to timing differences	₪ 459	$ 126.0
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Corporate tax rate	12.00%	12.00%